Derivative liability	3 Months Ended
Mar. 31, 2021
Derivative liability
Derivative liability

11.Derivative liability

At March 31, 2021, the exercise price of certain of our warrants is denominated in CAD; however, the functional currency of the Company is USD (see Note 3). Consequently, the value of the proceeds on exercise is not fixed and will vary based on foreign exchange rate movements. The warrants when issued other than as compensation for goods and services are therefore a derivative for accounting purposes and are required to be recognized as a derivative liability and measured at fair value at each reporting period. Any changes in fair value from period to period are recorded as a non-cash gain or loss in the condensed unaudited consolidated statements of comprehensive loss. Upon exercise, the holders will pay the Company the respective exercise price for each warrant exercised in exchange for one common share of the Company and the fair value at the date of exercise and the associated non-cash liability will be reclassified to share capital. The non-cash liability associated with any warrants that expire unexercised will be recorded as a gain in the condensed unaudited consolidated statements of comprehensive loss. There are no circumstances in which the Company would be required to pay any cash upon exercise or expiry of the warrants (see Note 12 for further information on warrants issued and outstanding).

A reconciliation of the changes in fair values of the derivative liability for three months ended March 31, 2021 and the year ended December 31, 2020 is below:

	March 31,	December 31,
	2021	2020
Balance, beginning	$17,899,855	$5,456,265
Decrease of derivative liabilities for warrants priced in USD per change in functional currency (Note 3)	(17,899,855)
Recognize of derivative liabilities for warrants priced in CAD per change in functional currency (Note 3)	32,439,081	—
Warrants exercised	(12,074,707)	(20,491,542)
Changes in fair value of derivative liabilities	(8,672,615)	32,935,132
Balance, ending	$11,691,759	$17,899,855

The fair value of the non-transferrable warrants was calculated by the Black-Scholes Option Pricing Model.